Subsequent Events (Details) (USD $)	0 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended		0 Months Ended							1 Months Ended
	May 28, 2014	Dec. 31, 2013	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Jul. 24, 2014 Wunderlich Securities, Inc [Member]	Jul. 24, 2014 Subsequent Event [Member]	Apr. 07, 2014 Subsequent Event [Member]	Jan. 08, 2014 Subsequent Event [Member]	Jan. 09, 2014 Subsequent Event [Member]	May 01, 2014 Subsequent Event [Member] Fotech Oil & Gas Solutions Inc [Member]	Jul. 09, 2014 2014 Stock Incentive Plan [Member] Subsequent Event [Member]	Jul. 31, 2014 Equipment Purchase Agreement [Member] Subsequent Event [Member]
Number of stock shares issued	1,333,333
Equity issuance per share amount	$ 6.00			$ 0.01
Reserved shares												500,000
Common stock par value		$ 0.001		$ 0.001	$ 0.0001							$ 0.001
Number of stock granted												200,000
Number of stock shares issued for private placement							383,733
Proceeds from private placement							$ 2,302,400
Cash commission and expense allowance related to due diligence related activities						184,003
Conversion of convertible debt								22,000,000
Payment for acquired securities								8,000,000
Purchase of private placement per share amount								$ 6.00
Debt instrument interest rate stated percentage								14.00%
Conversion price per share								$ 6
Payment for purchase of equipments		3,500,000	1,000,000								500,000		2,723,000
Additional payment for equipment											500,000
Purchase of pumping equipment									8,093,870
Proceeds from letter of intent										$ 4,000,000